FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Liquidity risk (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities		$ 146,012,285
Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	$ 41,905,850
3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	72,022,373
Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	39,000,866
Trade Payables and other payables
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities		27,708,830
Trade Payables and other payables | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	12,854,579
Trade Payables and other payables | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	28,987,009
Trade Payables and other payables | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	476,482
Borrowings
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities		91,017,133
Borrowings | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	29,051,271
Borrowings | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	40,097,864
Borrowings | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	38,524,384
Financed payment - Acquisition of business
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities		22,874,609
Financed payment - Acquisition of business | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	$ 2,937,500
Liquidity risk | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities		57,217,414	$ 30,992,822
Liquidity risk | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities		57,326,727	35,024,243
Liquidity risk | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities		30,127,555	66,269,185
Liquidity risk | Trade Payables and other payables | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities		27,352,381	16,411,513
Liquidity risk | Trade Payables and other payables | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities		356,449	6,385,733
Liquidity risk | Trade Payables and other payables | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities			151
Liquidity risk | Borrowings | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities		26,927,533	14,581,309
Liquidity risk | Borrowings | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities		39,047,778	22,418,530
Liquidity risk | Borrowings | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities		27,190,055	45,088,841
Liquidity risk | Financed payment - Acquisition of business | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities		2,937,500
Liquidity risk | Financed payment - Acquisition of business | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities		17,922,500	6,219,980
Liquidity risk | Financed payment - Acquisition of business | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities		$ 2,937,500	$ 21,180,193